Acquisitions and disposals - Additional Information (Details) $ / shares in Units, € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Jul. 07, 2025 GBP (£)	Jul. 07, 2025 USD ($)	Feb. 21, 2025 GBP (£)	Feb. 21, 2025 USD ($)	Jan. 15, 2025 GBP (£)	Jan. 15, 2025 EUR (€)	Jun. 06, 2024 GBP (£)	Jun. 06, 2024 USD ($)	Jan. 09, 2024 GBP (£)	Jan. 09, 2024 USD ($)	Jun. 28, 2023 GBP (£)	Jun. 28, 2023 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Goodwill		£ 315
Consideration transferred, acquisition-date fair value		2,013
Consideration payable		267
Intangible assets		1,970
Deferred tax liabilities recognised as of acquisition date		316
IDRx, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%	100.00%
Upfront cash consideration paid (received)						£ 840	$ 1,100
Maximum potential milestone payment						119	150
Contingent consideration recognised as of acquisition date						£ 45	$ 56
Goodwill		109
Consideration transferred, acquisition-date fair value		885
Consideration payable		45
Consideration payable, fair value		45
Intangible assets		882
Deferred tax liabilities recognised as of acquisition date		128
BP Asset IX, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%	100.00%
Upfront cash consideration paid (received)				£ 906	$ 1,200
Maximum potential milestone payment				588	800
Contingent consideration recognised as of acquisition date				£ 222	$ 302
Goodwill		206
Consideration transferred, acquisition-date fair value		1,128
Consideration payable		222
Consideration payable, fair value		231
Intangible assets		1,088
Deferred tax liabilities recognised as of acquisition date		188
Cellphenomics GmbH
Disclosure of detailed information about business combination [line items]
Upfront cash consideration paid (received)								£ 37
Consideration payable		£ 13	€ 15
Cellphenomics GmbH | Maximum
Disclosure of detailed information about business combination [line items]
Cash transferred | €									€ 44
Aiolos Bio, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired												100.00%	100.00%
Maximum potential milestone payment												£ 319	$ 400
Contingent consideration recognised as of acquisition date												222
Goodwill												191
Consideration transferred, acquisition-date fair value												896
Cash transferred												800	1,004
Contingent liabilities recognised as of acquisition date												96	$ 120
Intangible assets												886
Deferred tax liabilities recognised as of acquisition date												£ 188
Elsie Biotechnologies
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date										£ 8	$ 10
Goodwill										19	23
Consideration transferred, acquisition-date fair value										40	51
Intangible assets										27	35
Deferred tax liabilities recognised as of acquisition date										£ 6	$ 7
Bellus
Disclosure of detailed information about business combination [line items]
Goodwill														£ 109
Consideration transferred, acquisition-date fair value														1,605
Intangible assets														1,438
Deferred tax liabilities recognised as of acquisition date														136
Acquisition of interest in subsidiary, consideration per share (in USD per share) | $ / shares															$ 14.75
Equity interests of acquirer														£ 1,600	$ 2,000
Affinivax, Inc | Deferred taxation
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration	£ 8
Affinivax, Inc | Intangible assets
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration	39
Affinivax, Inc | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration	£ (31)